ACQUISITION DEPOSIT (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jul. 06, 2021
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 30,000	$ 30,000
Acquisition deposit	1,000,000	1,000,000	$ 1,000,000
The consulting firm Global Capital LP [Member]
Business Acquisition [Line Items]
Deposit assets				$ 1,000,000.0	$ 1,500,000
Acquisition deposit	$ 1,500,000	$ 1,500,000